Share-Based Compensation	12 Months Ended
Jul. 31, 2019
Share-based Payment Arrangement [Abstract]
Share-Based Compensation

9. Share-Based Compensation

Restricted Stock Units

During the fiscal year ended July 31, 2019, the Compensation Committee of the Board of Directors authorized the issuance of 725,000 Restricted Stock Units (“RSUs”) to officers and consultants. The RSUs vest over a two year period and carry a ten year term. Each RSU represents the right to receive one share of common stock, issuable at the time the RSU subsequently settles, as set forth in the Restricted Stock Unit Agreement.

On October 4, 2018, the Board of Directors appointed Tom Myers as the Company’s Chief Operating Officer. In connection with Mr. Myer’s appointment, the Board agreed to grant him 500,000 RSUs upon the achievement by the Company of cash flow breakeven for a fiscal quarter, after which such RSUs shall vest annually over the following three years. Based on the applicable guidance, we determined that these RSUs are not deemed to be granted and therefore there are no accounting implications as of July 31, 2019.

During the fiscal year ended July 31, 2018, the Compensation Committee of the Board of Directors authorized the issuance of 450,000 RSUs to newly appointed members of our Board of Directors. RSUs issued to directors vest in two 50% installments on or before our annual meeting of stockholders, typically held in January. In addition, we issued 300,000 performance based RSUs to third-party consultants. We currently do not expect the 300,000 RSUs to vest. Each RSU represents the right to receive one share of common stock, issuable at the time the RSU is delivered and subsequently settles, as set forth in the Restricted Stock Unit Agreement.

A summary of our restricted stock unit activity and related data is as follows:

Shares
Outstanding at July 31, 2017	2,035,000
Granted	750,000
Vested	(375,000)
Forfeited	(885,000)
Outstanding at July 31, 2018	1,525,000
Granted	725,000
Vested	(206,250)
Forfeited	(131,250)
Outstanding at July 31, 2019	1,912,500

Of the 1,912,500 RSUs outstanding, we currently expect 456,250 to vest. As of July 31, 2019, there was $207,000 of unrecognized non-cash compensation cost related to RSUs we expect to vest, which will be recognized over a weighted average period of 1.80 years. Of the 1,912,500 RSUs outstanding as of July 31, 2019, 1,456,250 RSUs are vested and the underlying common stock has not been delivered and remains outstanding, as set forth in the RSU agreements.

For the fiscal year ended July 31, 2019 share-based compensation expense for RSUs was $1,062,000, of which $489,000 was due to the accelerated vesting of RSU’s held by Dave Pfanzelter, the former Chairman of our Board. Mr. Pfanzelter retired from our Board in August 2018. For the fiscal year ended July 31, 2018 share-based compensation expense for RSUs was $834,000.

Stock Option Plans

2007 Equity Incentive Plan

In February 2016, we amended and restated our 2007 Equity Incentive Plan, the (“2007 Plan”), to, among other changes, increase the number of shares of common stock issuable under the 2007 Plan by 4,000,000 shares and extend the term of the 2007 Plan until February 4, 2026. The 2007 Plan provides for the grant of incentive and non-qualified stock options, as well as other share-based payment awards, to our employees, directors, consultants and advisors. These awards have up to a 10-year contractual life and are subject to various vesting periods, as determined by the Compensation Committee of the Board of Directors. As of July 31, 2019, there were approximately 1,153,000 shares available for issuance under the 2007 Plan.

2017 Equity Incentive Plan

Our shareholders approved our 2017 Equity Incentive Plan (the “2017 Plan”) in January 2018, which has a share reserve of 5,000,000 shares of common stock that were registered under a Form S-8 filed with the SEC in February 2018. The 2017 Plan provides for the grant of incentive and non-qualified stock options, as well as other share-based payment awards, to our employees, directors, consultants and advisors. These awards have up to a 10-year contractual life and are subject to various vesting periods, as determined by the Compensation Committee of the Board of Directors. As of July 31, 2019, there were approximately 2,071,000 shares available for issuance under the 2017 Plan.

Stock Option Activity

During the fiscal year ended July 31, 2019, the Compensation Committee of the Board of Directors authorized the issuance of 200,000 stock options to a newly appointed member of our board of directors. The options vest over a two year period and carry a ten year term. In addition, during the fiscal year ended July 31, 2019, the Compensation Committee of the Board of Directors authorized the issuance of 100,000 stock options to a consultant supporting our business development activities. The options vest monthly over a two year period and carry a five year term.

During the fiscal year ended July 31, 2018, we issued 2,245,000 stock options at various exercise prices to employees, directors, and consultants. The options vest between one and two years and carry a term between five and ten years.

During the fiscal year ended July 31, 2018, the Compensation Committee of the Board of Directors extended the expiration terms of 740,000 employee options by three years. We accounted for the option modification under ASC Topic 718 and recorded a one-time expense of $203,000, which was expensed under the share-based compensation line item on the consolidated statements of operations.

A summary of our stock option activity for the fiscal years ended July 31, 2019 and 2018 is as follows:

	Shares	Weighted- Average Exercise Price	Aggregate Intrinsic Value
Outstanding at July 31, 2017	5,759,843	$1.25	$1,120,000
Granted	2,245,000	$—
Exercised	—	$—
Cancelled	(378,750)	$1.96
Outstanding at July 31, 2018	7,626,093	$1.09	$—
Granted	300,000	$0.52
Exercised	—	$—
Cancelled	(562,968)	$1.47
Outstanding at July 31, 2019	7,363,125	$1.04	$—

The weighted average expected term of options outstanding at July 31, 2019 was 4.60 years.

At July 31, 2019, options to purchase 6,354,792 shares of common stock were exercisable. These options had a weighted-average exercise price of $1.04, an aggregate intrinsic value of zero, and a weighted average expected term of 4.32 years. The weighted average grant date fair value for options granted during the years ended July 31, 2019 and 2018, was $0.52 and $0.44, respectively. The total unrecognized compensation cost related to unvested stock option grants as of July 31, 2019 was approximately $312,000 and the weighted average period over which these grants are expected to vest is 1.88 years.

For the fiscal year ended July 31, 2019 and 2018, share-based compensation expense for stock options was $1,387,000 and $1,525,000 respectively.

We use the Black-Scholes valuation model to calculate the fair value of stock options. Share-based compensation expense is recognized over the vesting period using the straight-line method. The fair value of stock options was estimated at the grant date using the following weighted average assumptions:

	For the years ended July 31,
	2019	2018
Volatility	75.67%	71.18%
Risk-free interest rate	2.63%	2.32%
Dividend yield	0.0%	0.0%
Expected life	4.80 years	3.69 years

Volatility is the measure by which our stock price is expected to fluctuate during the expected term of an option. Volatility is derived from the historical daily change in the market price of our common stock, as we believe that historical volatility is the best indicator of future volatility.

The risk-free interest rates used in the Black-Scholes calculations are based on the prevailing U.S. Treasury yield as determined by the U.S. Federal Reserve.

We have never paid dividends on our common stock and do not anticipate paying dividends on our common stock in the foreseeable future. Accordingly, we have assumed no dividend yield for purposes of estimating the fair value of our share-based compensation.

The weighted average expected life of options was estimated using the average of the contractual term and the weighted average vesting term of the options. Certain options granted to consultants are subject to variable accounting treatment and are required to be revalued until vested.